Taxation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Current tax expense:
Total current tax expense	$ 34,200,000	$ 4,400,000	$ 50,300,000	$ 8,400,000
Deferred tax benefit:
Deferred income tax (benefit) / expense			(3,500,000)	5,100,000
Total income tax expense	32,900,000	$ 9,500,000	47,200,000	$ 13,500,000
Deferred tax liabilities	$ 0		$ 0		$ 0
Effective income tax rate reconciliation
United Kingdom statutory income tax rate	20.30%	21.50%	20.30%	21.50%
Effect of other tax jurisdictions	(5.70%)	(12.40%)	(5.10%)	(12.60%)
Effective income tax rate	14.60%	9.10%	15.20%	8.90%
Net deferred tax assets
Net operating loss carryfoward	$ 14,900,000		$ 14,900,000		14,800,000
Property, plant and equipment	6,800,000		6,800,000		3,000,000
Provisions	1,400,000		1,400,000		1,500,000
Gross deferred tax assets	23,100,000		23,100,000		19,300,000
Valuation allowance related to NOL	(1,200,000)		(1,200,000)		(900,000)
Net deferred tax asset	21,900,000		21,900,000		18,400,000
Deferred Tax Assets, Net, Classification [Abstract]
Short-term deferred tax assets	1,300,000		1,300,000		1,500,000
Long-term deferred tax assets	20,600,000		20,600,000		16,900,000
Net deferred tax	21,900,000		21,900,000		$ 18,400,000
United Kingdown
Current tax expense:
Total current tax expense	0	$ 0	0	$ 0
Deferred tax benefit:
Deferred income tax (benefit) / expense	0	0	0	0
Foreign
Current tax expense:
Total current tax expense	34,200,000	4,400,000	50,300,000	8,400,000
Deferred tax benefit:
Deferred income tax (benefit) / expense	$ (1,300,000)	$ 5,100,000	$ (3,100,000)	$ 5,100,000